CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]		Additional paid-in capital [Member]		Accumulated deficit [Member]	Total
Balance at Dec. 31, 2020	$ 635		$ 231,577		$ (181,363)	$ 50,849
Balance, shares at Dec. 31, 2020	23,000,782
Net income (loss) for the year	$ 0				3,221	3,221
Issuance of shares through ATM, net of issuance costs	$ 1		504		0	505
Issuance of shares through ATM, net of issuance costs, shares	41,154
Vesting of restricted share units		[1]		[1]			[1]
Vesting of restricted share units, shares	19,170
Exercise of options	$ 2		330		0	332
Exercise of options, shares	65,698
Share-based compensation	$ 0		687		0	687
Balance at Dec. 31, 2021	$ 638		233,098		(178,142)	55,594
Balance, shares at Dec. 31, 2021	23,126,804
Net income (loss) for the year	$ 0		0		(14,923)	(14,923)
Exercise of options		[1]	15		0	15
Exercise of options, shares	2,665
Share-based compensation	$ 0		1,527		0	1,527
Balance at Dec. 31, 2022	$ 638		234,640		(193,065)	$ 42,213
Balance, shares at Dec. 31, 2022	23,129,469					23,129,469
Net income (loss) for the year					(27,238)	$ (27,238)
Issuance of shares and warrants through public offering, net of issuance costs	$ 74		11,468			11,542
Issuance of shares and warrants through public offering, net of issuance costs, shares	2,560,000
Issuance of shares and warrants through private placement from the controlling shareholder	$ 56		9,944			10,000
Issuance of shares and warrants through private placement from the controlling shareholder, shares	2,000,000
Exercise of options	$ 6		262			268
Exercise of options, shares	168,151
Share-based compensation			1,859			1,859
Balance at Dec. 31, 2023	$ 774		$ 258,173		$ (220,303)	$ 38,644
Balance, shares at Dec. 31, 2023	27,857,620					27,857,620

[1]	less than $1 thousand